Other income - Summary of Other Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Analysis Of Other Comprehensive Income By Item [Abstract]
Share of result from associates and joint ventures	€ 20	€ 34
Net result derecognition of financial assets measured at amortised cost	(3)	187
Other	166	48
Other income	€ 184	€ 269